UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:          811-21493

          BlackRock Strategic Dividend Achievers Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Strategic Dividend Achievers Trust
                                        40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:          888-825-2257

Date of fiscal year end:          October 31, 2006
Date of reporting period:         January 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2006 (unaudited)

BlackRock Strategic Dividend Achievers Trust (BDT)

Shares	Description	Value

	LONG-TERM INVESTMENTS—99.6%
	Common Stocks—99.6%
	Automotive—4.0%
207,000	Genuine Parts Co.	$ 8,803,710
75,000	Harsco Corp.	5,941,500
95,000	Superior Industries International	2,204,000

	Total Automotive	16,949,210

	Basic Materials—2.3%
256,700	RPM International, Inc.	4,851,630
155,300	Sonoco Products Co.	4,809,641

	Total Basic Materials	9,661,271

	Consumer Products—12.9%
152,000	Avery Dennison Corp.	9,080,480
162,600	La-Z-Boy, Inc.	2,656,884
82,000	Lancaster Colony Corp.	3,400,540
113,000	Meridian Bioscience, Inc.	2,818,220
260,000	Pier 1 Imports, Inc.	2,813,200
199,700	Sherwin-Williams Co. (The)	10,564,130
86,000	Stanley Works (The)	4,217,440
252,000	Supervalu, Inc.	8,046,360
65,900	Universal Corp.	3,113,775
143,000	VF Corp.	7,933,640

	Total Consumer Products	54,644,669

	Energy—16.0%
79,500	American States Water Co.	2,504,250
174,200	Atmos Energy Corp.	4,577,976
59,600	Black Hills Corp.	2,121,760
66,000	California Water Service Group	2,801,700
144,800	MDU Resources Group, Inc.	5,241,760
85,200	MGE Energy, Inc.	2,940,252
146,400	National Fuel Gas Co.	4,816,560
132,100	Nicor, Inc.	5,402,890
99,500	Otter Tail Corp.	3,044,700
116,500	Peoples Energy Corp.	4,336,130
166,500	Piedmont Natural Gas Co.	4,037,625
211,000	Pinnacle West Capital Corp.	8,990,710
151,200	UGI Corp.	3,246,264
182,200	Vectren Corp.	4,984,992
149,000	WGL Holdings, Inc.	4,645,820
72,800	WPS Resources Corp.	4,082,624

	Total Energy	67,776,013

	Financial Institutions—42.6%
73,900	Alfa Corp.	1,255,561
115,500	Arthur J. Gallagher & Co.	3,367,980
249,515	Associated Banc-Corp	8,443,588
180,473	Bancorpsouth, Inc.	4,158,098
64,500	Bank of Hawaii Corp.	3,367,545
55,679	Chemical Financial Corp.	1,751,105
190,842	Cincinnati Financial Corp.	8,690,945
181,100	Compass Bancshares, Inc.	8,823,192
212,200	Fidelity National Financial, Inc.	8,375,534
37,135	Fidelity National Title Group, Inc.	905,351
84,400	First Charter Corp.	2,025,600
186,000	First Commonwealth Financial Corp.	2,511,000
61,000	First Financial Holdings, Inc.	1,895,880
80,500	First Merchants Corp.	2,059,995
174,400	FirstMerit Corp.	4,403,600
140,000	FNB Corp.	2,357,600
232,500	Fulton Financial Corp.	4,173,375
100,900	Harleysville Group, Inc.	2,780,804
121,000	Hudson United Bancorp	5,039,650

BlackRock Strategic Dividend Achievers Trust (BDT) (continued)

Shares	Description	Value

	Common Stocks—(cont’d)
	Financial Institutions—(cont’d)
161,000	Jefferson-Pilot Corp.	$ 9,391,130
188,600	Lincoln National Corp.	10,284,358
72,800	MBIA, Inc.	4,481,568
39,300	MBT Financial Corp.	684,999
232,200	Mercantile Bankshares Corp.	8,811,990
73,600	Mercury General Corp.	4,148,832
204,045	Old National Bancorp	4,270,662
378,625	Old Republic International Group	8,121,506
38,805	Park National Corp.	4,548,334
278,750	People’s Bank	8,554,838
295,000	Popular, Inc.	5,991,450
163,834	Republic Bancorp, Inc.	2,121,650
59,800	S&T Bancorp, Inc.	2,198,846
142,800	Sky Financial Group, Inc.	3,672,816
96,600	Sterling Bancorp	2,236,290
875	Sterling Financial Corp.	18,121
78,900	Susquehanna Bancshares, Inc.	1,904,646
150,000	TCF Financial Corp.	3,748,500
98,400	United Bankshares, Inc.	3,667,368
166,791	Valley National Bancorp	3,906,245
161,810	Washington Federal, Inc.	3,906,093
14,900	Washington Trust Bancorp	401,704
68,400	WesBanco, Inc.	2,036,268
112,200	Wilmington Trust Corp.	4,656,300

	Total Financial Institutions	180,150,917

	Health Care—1.0%
80,000	Hillenbrand Industries, Inc.	3,937,600

	Industrials—11.0%
60,000	AO Smith Corp.	2,585,400
46,300	Bandag, Inc.	2,065,906
146,500	Bemis Co.	4,471,180
206,400	Leggett & Platt, Inc.	5,081,568
162,000	LSI Industries, Inc.	2,337,660
109,800	McGrath Rentcorp	3,564,108
256,600	RR Donnelley & Sons Co.	8,365,160
312,000	ServiceMaster Co. (The)	4,037,280
127,600	Vulcan Materials	9,171,888
67,400	WW Grainger, Inc.	4,780,682

	Total Industrials	46,460,832

	Real Estate—9.8%
79,000	Colonial Properties Trust (REIT)	3,651,380
168,900	Commercial Net Lease Realty (REIT)	3,872,877
80,500	EastGroup Properties, Inc. (REIT)	3,801,210
97,300	Health Care Property Investors, Inc. (REIT)	2,700,075
63,600	Healthcare Realty Trust, Inc. (REIT)	2,228,544
77,000	Kimco Realty Corp. (REIT)	2,701,930
132,000	Lexington Corporate Properties Trust (REIT)	2,930,400
86,500	Sun Communities, Inc. (REIT)	2,874,395
122,800	Tanger Factory Outlet Centers (REIT)	3,869,428
128,900	United Dominion Realty Trust, Inc. (REIT)	3,275,349
105,100	Universal Health Realty Income Trust (REIT)	3,669,041
81,400	Washington Real Estate Investment Trust (REIT)	2,684,572
81,150	Weingarten Realty Investors (REIT)	3,289,009

	Total Real Estate	41,548,210

	Total Common Stocks (cost $374,137,762)	421,128,722

	SHORT-TERM INVESTMENTS—0.4%
	Money Market Fund—0.2%
1,018,847	Fidelity Institutional Money Market Prime Portfolio	1,018,847

BlackRock Strategic Dividend Achievers Trust (BDT) (continued)

Principal Amount		Description	Value

		U.S. Government and Agency Zero Coupon Bond—0.2%
$600,000	[1]	Federal Home Loan Bank, 4.34%, 02/01/06	$ 600,000

		Total Short-Term Investments (cost $1,618,847)	1,618,847

		Total investments—100.0% (cost $375,756,6092)	$422,747,569
		Other assets in excess of liabilities—0.0%	116,202

		Net Assets—100.0%	$422,863,771

[1]	Rate shown is yield to maturity as of January 31, 2006.
[2]	Cost for Federal income tax purposes is $375,117,934. The net unrealized appreciaton on a tax basis is $47,629,635, consisting of $53,846,211 gross unrealized appreciation and $6,216,576 gross unrealized depreciation.

A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS
REIT — Real Estate Investment Trust

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Strategic Dividend Achievers Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: March 31, 2006

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: March 31, 2006